Significant Accounting Policies - Schedule of Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restructuring Charges [Line Items]
Restructuring charges	$ 2,843	$ 19,375
Cost of Sales [Member] | Product [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	1,683	5,657
Cost of Sales [Member] | Service [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	298	5,932
Research and development [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	235	881
Sales and marketing [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	190	2,930
General and administrative [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	437	3,975
Employee Termination Costs [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	2,054	2,179
Employee Termination Costs [Member] | Cost of Sales [Member] | Product [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	894	147
Employee Termination Costs [Member] | Cost of Sales [Member] | Service [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	298	433
Employee Termination Costs [Member] | Research and development [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	235	283
Employee Termination Costs [Member] | Sales and marketing [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	190	719
Employee Termination Costs [Member] | General and administrative [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	437	597
Write-off [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	789	14,985
Write-off [Member] | Cost of Sales [Member] | Product [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges	789	5,510
Write-off [Member] | Cost of Sales [Member] | Service [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges		5,499
Write-off [Member] | Research and development [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges		598
Write-off [Member] | Sales and marketing [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges
Write-off [Member] | General and administrative [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges		3,378
Others [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges		2,211
Others [Member] | Cost of Sales [Member] | Product [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges
Others [Member] | Cost of Sales [Member] | Service [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges
Others [Member] | Research and development [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges
Others [Member] | Sales and marketing [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges		2,211
Others [Member] | General and administrative [Member]
Schedule of Restructuring Charges [Line Items]
Restructuring charges